Note 10 - Long-term Government Loan Payable, Grants and Awards (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about government loans and government grants [text block]
	Government Loan	Government Grant	Total
Balance at January 1, 2024	$4,299	$849	$5,148
FedNor loan – February 2024	2,267	-	2,267
FedNor Loan – April 2024	2,000	-	2,000
FedNor Loan (Nickel Study) - Payment	(45)	-	(45)
FedNor Loan – August 2024	1,000	-	1,000
Allocation to government grant	(2,275)	2,275	-
Accretion	578	-	578
Balance at December 31, 2024	$7,824	$3,124	$10,948
FedNor Loan (Nickel Study) - Payment	(27)	-	(27)
Accretion	368	-	368
Extinguishment of government loans	(8,017)	-	(8,017)
Recognition of new government loans due to extension of repayment commencement date	4,706	-	4,706
Accretion	342	-	342
Balance at December 31, 2025	$5,196	$3,124	$8,320